Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Basic earnings per share
Net income attributable to common shareholders	$ 1,447	$ 3,110	$ 4,369	$ 5,442
Weighted-average number of common shares outstanding (millions)	1,803.0	1,826.6	1,807.0	1,829.9
Basic earnings per share (Canadian dollars)	$ 0.80	$ 1.70	$ 2.42	$ 2.97
Diluted earnings per share
Net income attributable to common shareholders	$ 1,447	$ 3,110	$ 4,369	$ 5,442
Net income available to common shareholders including impact of dilutive securities	$ 1,447	$ 3,110	$ 4,369	$ 5,442
Weighted-average number of common shares outstanding (millions)	1,803.0	1,826.6	1,807.0	1,829.9
Effect of dilutive securities Stock options potentially exercisable (millions)	1.4	3.4	2.0	3.3
Weighted-average number of common shares outstanding - diluted (millions)	1,804.4	1,830.0	1,809.0	1,833.2
Diluted earnings per share (Canadian dollars)	$ 0.80	$ 1.70	$ 2.42	$ 2.97